Accounts receivable	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts receivable
Accounts receivable
Accounts receivables are held at their nominal amount less an allowance for doubtful accounts. Doubtful accounts are recognized when it is unlikely that required payments of specific amounts will occur as a result of the financial condition of the customer. As at December 31, 2019 (Successor) we had no allowances for doubtful accounts netted against our accounts receivable (December 31, 2018 (Successor): nil).
The below table sets out the bad debt expense incurred for the periods presented in this report.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Bad debt expense	—	—	48	—
Total bad debt expense	—	—	48	—

In November 2018 and January 2019, we recovered a total of $47 million from a $48 million overdue receivable that was fully provided against in the Predecessor company. This was recognized as other operating income in our 2018 and 2019 Successor periods.